35 Related-party transactions (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Key management personnel's remuneration - salaries	$ 322	$ 401	$ 406